August 10, 2022

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, DC 20549

Re: BNY Mellon Investment Funds III
- BNY Mellon High Yield Fund (the "Fund")

File No.: 811-00524

CIK No.: 0000053808

To Whom It May Concern:

Pursuant to Rule 14a under the Securities and Exchange Act of 1934, as amended, transmitted herewith please find one copy of the preliminary proxy materials for the above-referenced Fund.

It is anticipated that proxy materials will be mailed to shareholders of record on or about August 30, 2022. The shareholder meeting is scheduled for October 13, 2022.

If you have any questions, please do not hesitate to contact me at (412) 234-2722.

Sincerely,

/s/ Lori Close
Lori Close
Analyst/Paralegal